OTHER CURRENT ASSETS - Movements in the provision for impairment of other current assets (Details) - Impairment on other current assets - Other current assets - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Provision for impairment of other current assets
At beginning of year	¥ 1,699,450	¥ 1,744,503
Provision for impairment	656,873	42,897
Write off	(113,180)	(62,318)
Reversal	(17,011)	(26,290)
Others		658
As at December 31,	¥ 2,226,132	¥ 1,699,450